Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2015	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
C000002912
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Balanced Fund - Class AAA
C000002914
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Balanced Fund - Class C
C000061063
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Balanced Fund - Class I
C000002911
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Balanced Fund - Class A
C000002922
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Convertible Securities Fund - Class AAA
C000002921
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Convertible Securities Fund - Class C
C000061065
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Convertible Securities Fund - Class I
C000002919
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Convertible Securities Fund - Class A
C000002918
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Equity Fund - Class AAA
C000002916
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Equity Fund - Class C
C000061064
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Equity Fund - Class I
C000002917
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Equity Fund - Class A
C000002928
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Mighty Mites Fund - Class AAA
C000002930
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Mighty Mites Fund - Class C
C000061067
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Mighty Mites Fund - Class I
C000002927
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Mighty Mites Fund - Class A
C000002934
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood SmallCap Equity Fund - Class AAA
C000002933
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood SmallCap Equity Fund - Class C
C000061068
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood SmallCap Equity Fund - Class I
C000002931
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood SmallCap Equity Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 32,480	$ 30,004	$ 23,101	$ 25,037	$ 21,649	$ 13,846	$ 14,885	$ 13,594	$ 11,926	$ 10,178
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	32,480	30,004	23,101	25,037	21,649	13,846	14,885	13,594	11,926	10,178
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	32,480	30,004	23,101	25,037	21,649	13,846	14,885	13,594	11,926	10,178
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	32,480	30,004	23,101	25,037	21,649	13,846	14,885	13,594	11,926	10,178
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	32,480	30,004	23,101	25,037	21,649	13,846	14,885	13,594	11,926	10,178
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	32,480	30,004	23,101	25,037	21,649	13,846	14,885	13,594	11,926	10,178
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	32,480	30,004	23,101	25,037	21,649	13,846	14,885	13,594	11,926	10,178
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	32,480	30,004	23,101	25,037	21,649	13,846	14,885	13,594	11,926	10,178
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	32,480	30,004	23,101	25,037	21,649	13,846	14,885	13,594	11,926	10,178
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	32,480	30,004	23,101	25,037	21,649	13,846	14,885	13,594	11,926	10,178
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	32,480	30,004	23,101	25,037	21,649	13,846	14,885	13,594	11,926	10,178
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	32,480	30,004	23,101	25,037	21,649	13,846	14,885	13,594	11,926	10,178
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	18,415	19,184	16,026	18,131	19,245	9,877	12,994	12,733	11,390	9,024
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	18,415	19,184	16,026	18,131	19,245	9,877	12,994	12,733	11,390	9,024
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	18,415	19,184	16,026	18,131	19,245	9,877	12,994	12,733	11,390	9,024
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	18,415	19,184	16,026	18,131	19,245	9,877	12,994	12,733	11,390	9,024
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	18,415	19,184	16,026	18,131	19,245	9,877	12,994	12,733	11,390	9,024
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	18,415	19,184	16,026	18,131	19,245	9,877	12,994	12,733	11,390	9,024
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	18,415	19,184	16,026	18,131	19,245	9,877	12,994	12,733	11,390	9,024
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	18,415	19,184	16,026	18,131	19,245	9,877	12,994	12,733	11,390	9,024
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	22,211	21,069	17,526	19,488	17,930	13,052	13,091	12,405	11,278	10,113
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	11,697	11,176	10,985	11,540	12,002	11,900	10,836	10,371	10,230	10,175
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	22,211	21,069	17,526	19,488	17,930	13,052	13,091	12,405	11,278	10,113
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	11,697	11,176	10,985	11,540	12,002	11,900	10,836	10,371	10,230	10,175
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	22,211	21,069	17,526	19,488	17,930	13,052	13,091	12,405	11,278	10,113
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	11,697	11,176	10,985	11,540	12,002	11,900	10,836	10,371	10,230	10,175
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	22,211	21,069	17,526	19,488	17,930	13,052	13,091	12,405	11,278	10,113
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	11,697	11,176	10,985	11,540	12,002	11,900	10,836	10,371	10,230	10,175
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Account Value [Line Items]
Account Value	10,000	17,001	17,001	19,069	21,387	21,870	12,560	13,018	12,072	10,912	9,270
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Account Value [Line Items]
Account Value	10,000	17,001	17,001	19,069	21,387	21,870	12,560	13,018	12,072	10,912	9,270
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Account Value [Line Items]
Account Value	10,000	17,001	17,001	19,069	21,387	21,870	12,560	13,018	12,072	10,912	9,270
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Account Value [Line Items]
Account Value	10,000	17,001	17,001	19,069	21,387	21,870	12,560	13,018	12,072	10,912	9,270
Russell 1000 Value Index
Account Value [Line Items]
Account Value	10,000	23,230	21,674	18,021	19,153	17,152	10,988	13,266	12,554	11,738	9,846
Russell 1000 Value Index
Account Value [Line Items]
Account Value	10,000	23,230	21,674	18,021	19,153	17,152	10,988	13,266	12,554	11,738	9,846
Russell 1000 Value Index
Account Value [Line Items]
Account Value	10,000	23,230	21,674	18,021	19,153	17,152	10,988	13,266	12,554	11,738	9,846
Russell 1000 Value Index
Account Value [Line Items]
Account Value	10,000	23,230	21,674	18,021	19,153	17,152	10,988	13,266	12,554	11,738	9,846
Dow Jones U.S. Micro-Cap Total Stock Market Index
Account Value [Line Items]
Account Value	10,000	16,091	16,864	14,671	13,476	18,989	17,235	14,091	11,750	13,354	11,586
Dow Jones U.S. Micro-Cap Total Stock Market Index
Account Value [Line Items]
Account Value	10,000	16,091	16,864	14,671	13,476	18,989	17,235	14,091	11,750	13,354	11,586
Dow Jones U.S. Micro-Cap Total Stock Market Index
Account Value [Line Items]
Account Value	10,000	16,091	16,864	14,671	13,476	18,989	17,235	14,091	11,750	13,354	11,586
Dow Jones U.S. Micro-Cap Total Stock Market Index
Account Value [Line Items]
Account Value	10,000	16,864	16,864	14,671	13,476	18,989	17,235	14,091	11,750	13,354	11,586
Russell 2000 Value Index
Account Value [Line Items]
Account Value	10,000	18,033	18,614	15,675	18,009	17,430	8,846	12,572	12,551	11,938	9,228
Russell 2000 Value Index
Account Value [Line Items]
Account Value	10,000	18,033	18,614	15,675	18,009	17,430	8,846	12,572	12,551	11,938	9,228
Russell 2000 Value Index
Account Value [Line Items]
Account Value	10,000	18,033	18,614	15,675	18,009	17,430	8,846	12,572	12,551	11,938	9,228
Russell 2000 Value Index
Account Value [Line Items]
Account Value	$ 10,000	$ 18,033	$ 18,614	$ 15,675	$ 18,009	$ 17,430	$ 8,846	$ 12,572	$ 12,551	$ 11,938	$ 9,228